Intangible Assets (Policies)	12 Months Ended
Dec. 31, 2021
Intangible Assets
Intangible Assets

Accounting policy

Intangible assets represent identifiable non-monetary assets (separable from other assets), without physical substance, arising from business combinations, in-house developed software, or use licenses with finite or indefinite useful lives. Only assets whose cost can be reliably estimated and which the consolidated entities consider to be probable that they will generate future economic benefits are recognized.

Intangible assets are initially recognized at purchase or production cost and are subsequently measured less any accumulated amortization and any impairment losses.

Other intangible assets are considered to have indefinite useful lives when, based on a review of all relevant factors, it is concluded that there is no foreseeable limit to the period over which an asset is expected to generate cash inflows for the Company.

Intangible assets with indefinite useful lives are not amortized, but rather at the end of each annual period, the entity reviews the remaining useful lives of the assets in order to determine whether they continue to be indefinite and, if this is not the case, the change should be accounted for as a change in accounting estimate. Goodwill impairment assessment is performed annually or more frequently if events or changes in circumstances indicate possible impairment.

Intangible assets with finite useful lives are amortized over those useful lives using methods similar to those used to depreciate property and equipment. Amortization expenses are recognized in line item ‘Depreciation and amortization’ in the Consolidated Statement of Income.

At the end of each year, Getnet assesses whether there is indication that its intangible assets might be impaired, i.e., whether the carrying amount of an asset exceeds its probable realizable value. If an impairment loss is identified, the recoverable amount is written down until it reaches the asset’s realizable value.

Assets are reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount may not be recoverable. An impairment loss is recognized when the asset's carrying amount exceeds its recoverable amount, which is the higher of an asset's fair value less costs of disposal or its value in use.

Goodwill on acquisitions

When an investment in a subsidiary is acquired, any difference between the investment cost and the investor’s share of the net fair value of the investee’s identifiable assets, liabilities, and contingent liabilities (subsidiary or associate) is accounted for in accordance with IFRS 3.

Goodwill is recognized only when the amount of the consideration transferred for an investee exceeds its fair value at the acquisition date, and therefore represents a payment made by the acquirer in anticipation of future economic benefits from assets of the acquiree that cannot be individually identified and separately recognized.

The net fair value adjustments to an investee’s identifiable assets, liabilities and contingent liabilities based on their carrying amounts are individually allocated to the identifiable assets acquired and liabilities assumed based on their respective fair values at the acquisition date.

Assets that have an indefinite useful life, such as goodwill, are not subject to amortization and are tested annually to identify any impairment. Impairment reviews of goodwill are performed annually or more frequently if events or changes in circumstances indicate possible impairment. At December 31, 2021 and December 31, 2020, Getnet has not identified the need to make any adjustments for impairment.

Internally generated intangible asset

Expenditure on research activities is recognized as an expense for the year when incurred. The expenses with projects that are not activated are recognized in the line of Selling, General and Administrative expenses.

When an internally generated intangible asset can be recognized, development expenditure is capitalized in intangible asset in the balance sheet, and amortized in the line item ‘Cost of services’ for POS software and in the line item ‘Selling, General and Administrative expenses’ for other intangible assets, in the ‘Consolidated Statement of Income’.

Systems in development

Getnet capitalizes expenses that are directly related to the internal development of software for their own operations, provided that the aspects required for recognition are met. The main expenses are related to internal labor for the development of the systems used by Getnet. Research expenditure is recorded as expenses when incurred. These projects evolve through an assessment of the IT and Accounting areas in order to verify their adherence to IAS 38 and whether they should be classified as Intangible Assets or Expenses. For further details refer to note 14 – (technology and systems).

The provision for impairment of intangible assets is recognized according to the probable losses identified between the activated software and the systems in development. Getnet, through a technical team, monitors the performance of the systems taking into consideration technological and market aspects related to the continuity of the operation.